U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202

May 1, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Trust for Professional managers (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
PMC Core Fixed Income Fund (S000018035)
PMC Diversified Equity Fund (S000026426)

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Trust on behalf of its series, the PMC Core Fixed Income Fund and PMC Diversified Equity Fund (together, the “Funds”), is Post-Effective Amendment No. 690 and Amendment No. 692 to the Trust’s Registration Statement on Form N-1A.  This Amendment is being filed for the purpose of registering new Institutional Class shares of the Funds.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith
For U.S. Bank Global Fund Services

Enclosures